Share Capital (Tables)	12 Months Ended
Jan. 31, 2023
Share Capital
Schedule of common shares outstanding

	January 31,	January 31,	January 31,
(thousands of shares)	2023	2022	2021
Balance, beginning of year	84,756	84,494	84,156
Shares issued:
Stock options and share units exercised	64	262	338
Issuance of common shares	—	—	—
Acquisitions (Note 3)	—	—	—
Balance, end of year	84,820	84,756	84,494